Goodwill (Impairment test for goodwill) (Pre-tax discount rates used for value-in-use calculations) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Impairment test for goodwill [line items]
Terminal growth rate of cash flows beyond the terminal year		0.00%
Impairment loss of goodwill (Note 14)	¥ 685,036
Yunhe Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	8.98%	7.78%
Linyi Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	9.00%	7.89%
Wuhan Power [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	8.94%	8.95%
Liaocheng Co-generation [member]
Impairment test for goodwill [line items]
Pre-tax discount rates	8.90%	7.90%
Yantai Power Plant
Impairment test for goodwill [line items]
Pre-tax discount rates	8.40%	8.55%
Tuas Power
Impairment test for goodwill [line items]
Terminal growth rate of cash flows beyond the terminal year	2.00%	2.00%
Pre-tax discount rates	8.40%	8.55%